GOING CONCERN (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 88,544,017	$ 85,989,433	$ 47,823,563
Working capital	6,148,031	966,464
Cash	$ 329,805	$ 510,865